AIG
                                MONEY MARKET FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2002


                                [AIG LOGO OMITTED]

                                   ADVISED BY
                          AIG CAPITAL MANAGEMENT CORP.

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, APRIL 30, 2002
Dear Shareholder:

We are pleased to provide you with the semi-annual report for the AIG Money Market Fund (the "Fund") for the period ending April 30, 2002.

The Fund's objective is to preserve principal value and maintain a high degree of liquidity while providing current income. Although there is no assurance that the Fund will be able to meet its objective, the Fund attempts to do so by investing in high quality short-term money market instruments denominated in U.S. dollars. As of April 30, 2002, the Fund's assets are comprised of first tier securities. The Fund is rated "AAAm" by Standard and Poor's, and although there is no assurance that Standard and Poor's will continue to maintain the Fund's rating, it is the Fund's intent to continue to meet Standard and Poor's credit rating requirements for the maintenance of the "AAAm" rating.

During the period under review, the Fund operated in a challenging environment of slowing economic activity, rising unemployment and heightened credit concerns. In an effort to avert a prolonged recession, the Federal Reserve Bank cut short term interest rates twice during the period by 75 basis points (.75%) resulting as of the end of the reporting period to a Fed Funds Rate of 1.75%. Such reduction in short-term interest rates impacted the yields of money market securities eligible for purchase by the Fund and the total return of the Fund. Nevertheless, an investment in the Fund presented an attractive alternative to investments in the volatile equity or fixed income markets during the period under review. It is anticipated that the Federal Reserve will reverse its policy of monetary easing as soon as the economy exhibits signs of sustaining recovery.

We will continue to monitor prevailing market conditions in order to manage the Fund in a manner that provides competitive returns commensurate with the Fund's objectives of preservation of principal and liquidity.

The following pages contain information on the Fund's performance during the reporting period and its portfolio holdings at the end of the reporting period.

We appreciate your participation in the Fund.

Sincerely,

S/Helen Stefanis

Helen Stefanis
President
AIG Capital Management Corp.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------
AIG MONEY MARKET FUND
-------------------------------------------------------------------------------
  FACE
 AMOUNT                                                                VALUE
  (000)                                                                (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (28.7%)
-------------------------------------------------------------------------------
BANK HOLDING COMPANIES (7.7%)
          San Paolo IMI
 $50,000    1.880%,05/01/02                                          $   50,000
          State Street Bank & Trust Co.
  50,000    1.870%,05/01/02                                              50,000
-------------------------------------------------------------------------------
                                                                        100,000
-------------------------------------------------------------------------------
BROKERAGE (3.9%)
-------------------------------------------------------------------------------
          Merrill Lynch & Co., Inc.
  50,000    1.880%,05/01/02                                              50,000
-------------------------------------------------------------------------------
                                                                         50,000
-------------------------------------------------------------------------------
INSURANCE (3.9%)
-------------------------------------------------------------------------------
          Pacific Life Insurance Co.
  50,000    1.813%,05/02/02                                              49,997
-------------------------------------------------------------------------------
                                                                         49,997
-------------------------------------------------------------------------------
PHARMACEUTICALS (3.5%)
-------------------------------------------------------------------------------
          Cardinal Health, Inc.
  45,000    1.801%,05/07/02                                              44,987
-------------------------------------------------------------------------------
                                                                         44,987
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (3.9%)
-------------------------------------------------------------------------------
          Verizon Network Funding
  50,000    1.781%,05/03/02                                              49,995
-------------------------------------------------------------------------------
                                                                         49,995
-------------------------------------------------------------------------------
TOOLS (1.9%)
-------------------------------------------------------------------------------
          Snap-On, Inc. (A)
  25,000    1.753%,05/07/02                                              24,993
-------------------------------------------------------------------------------
                                                                         24,993
-------------------------------------------------------------------------------
TRANSPORTATION SERVICES (3.9%)
-------------------------------------------------------------------------------
          United Parcel Service, Inc.
  50,000    1.820%,05/01/02                                              50,000
-------------------------------------------------------------------------------
                                                                         50,000
-------------------------------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $369,972)                                             369,972
-------------------------------------------------------------------------------
  FACE
 AMOUNT                                                                VALUE
  (000)                                                                (000)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (58.5%)
-------------------------------------------------------------------------------
BANKS (58.5%)
-------------------------------------------------------------------------------
          ABN-Amro Bank
 $40,000    2.055%,11/08/02                                          $   40,002
          Bayerische Hypo-und Vereinsbank AG
  45,000    1.850%,05/28/02                                              45,000
          Bayerische Landesbank Girozentrale
  40,000    2.030%,08/05/02                                              40,001
          BNP Paribas
  45,000    1.830%,06/11/02                                              45,000
          Chase Manhattan Bank
  30,000    1.790%,05/06/02                                              30,000
          Credit Suisse First Boston (USA), Inc.
  40,000    1.930%,06/20/02                                              40,001
  25,000    2.050%,09/30/02                                              25,000
          Danske Bank
  45,000    1.930%,07/31/02                                              45,001
          Dresdner Bank AG
  45,000    1.790%,05/13/02                                              45,000
          Natexis Banques Populaires
  50,000    1.860%,05/07/02                                              50,000
          Nordea Bank Finland PLC
  50,000    1.910%,06/19/02                                              50,000
          Rabobank Nederland
  50,000    2.010%,07/25/02                                              50,000
          Scotiabank
  50,000    1.780%,05/23/02                                              50,000
          Svenska Handelsbanken
  50,000    1.860%,05/07/02                                              50,000
          Toronto Dominion Bank
  35,000    4.005%,07/02/02                                              34,999
          UBS AG
  25,000    1.780%,07/17/02                                              25,001
          Westdeutsche Landesbank Girozentrale
  50,000    2.060%,07/24/02                                              50,000
          Westpac Banking Corp.
  40,000    2.070%,11/12/02                                              40,002
-------------------------------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $755,007)                                             755,007
-------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                       AIG MONEY MARKET FUND
APRIL 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------
AIG MONEY MARKET FUND
-------------------------------------------------------------------------------
  FACE
 AMOUNT                                                                VALUE
  (000)                                                                (000)
-------------------------------------------------------------------------------
TIME DEPOSIT (4.9%)
-------------------------------------------------------------------------------
          Fifth Third Bancorp
 $62,625    1.781%,05/01/02                                          $   62,625
-------------------------------------------------------------------------------
          TOTAL TIME DEPOSIT
            (Cost $62,625)                                               62,625
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.7%)
-------------------------------------------------------------------------------
          Deutsche Bank
            1.870%, dated 04/30/02, matures
            05/01/02, repurchase price $50,002,597
            (collateralized by U.S. Government
            obligations, total market
  50,000    value $51,000,986)                                           50,000
          Greenwich Capital
            1.870%, dated 04/30/02, matures
            05/01/02, repurchase price $50,002,597
            (collateralized by U.S. Government
            obligations, total market
  50,000    value $51,001,225)                                           50,000
-------------------------------------------------------------------------------
          TOTAL REPURCHASE AGREEMENTS
            (Cost $100,000)                                             100,000
-------------------------------------------------------------------------------
          TOTAL INVESTMENTS (99.8%)
            (Cost $1,287,604)                                         1,287,604
-------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET (0.2%)                                    2,823
-------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
-------------------------------------------------------------------------------
NET ASSETS:
          Portfolio Shares of Class A (unlimited
             authorization -- no par value) based
             on 1,113,805,709 outstanding shares
             of beneficial  interest                                 $1,113,777
          Portfolio Shares of Class B (unlimited
             authorization -- no par value) based
             on  176,619,673  outstanding  shares
             of  beneficial  interest                                   176,640
          Accumulated net realized gain
             on investments                                                  10
-------------------------------------------------------------------------------
          TOTAL NET ASSETS (100.0%)                                  $1,290,427
-------------------------------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class A                                             $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class B                                             $1.00
-------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2), OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". SECURITIES ARE DEEMED LIQUID BY THE BOARD OF TRUSTEES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                      AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2002 (UNAUDITED)
------------------------------------------------------------------------


AIG MONEY MARKET FUND
------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                     $15,699
                                                                -------
     Total Investment Income                                     15,699
                                                                -------

EXPENSES:
   Investment Advisory Fees                                       1,955
   Distribution Fees (1)                                            269
   Administrative Fees                                              387
   Registration and Filing Fees                                      53
   Transfer Agent Fees                                               35
   Professional Fees                                                 13
   Printing Fees                                                     10
   Trustee Fees                                                       4
   Custody Fees                                                      60
   Insurance and Other Fees                                          30
                                                                -------
       Total Expenses                                             2,816
                                                                -------
       Less: Investment Advisory Fees Waived                       (782)
                Administrative Fees Waived                          (42)
                                                                -------
       Net Expenses                                               1,992
                                                                -------
     Net Investment Income                                       13,707
                                                                -------
     Net Realized Gain on Securities                                  8
                                                                -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $13,715
                                                                =======

(1) Distribution fees are incurred by Class B shares only.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000)                                                         AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2002 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------------------------

                                                                                    11/1/01 TO             11/1/00 TO
AIG MONEY MARKET FUND                                                                  4/30/02               10/31/01
----------------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net Investment Income                                                              $ 13,707          $      36,798
   Net Realized Gain on Securities                                                           8                      2
                                                                                --------------          -------------
     Increase in Net Assets Resulting from Operations                                   13,715                 36,800
                                                                                --------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                                           (12,607)               (30,144)
     Class B                                                                            (1,095)                (6,658)
                                                                                --------------          -------------
   Total Distributions                                                                 (13,702)               (36,802)
                                                                                --------------          -------------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Shares Issued                                                                  47,129,021             61,709,205
     Shares Issued in Lieu of Cash Distributions                                        14,960                 27,717
     Shares Redeemed                                                               (47,398,131)           (60,810,706)
                                                                                --------------          -------------
       Net Class A Share Transactions                                                 (254,150)               926,216
                                                                                --------------          -------------
   Class B
     Shares Issued                                                                     273,575                927,495
     Shares Issued in Lieu of Cash Distributions                                         1,365                  6,349
     Shares Redeemed                                                                  (252,153)              (869,389)
                                                                                --------------          -------------
       Net Class B Share Transactions                                                   22,787                 64,455
                                                                                --------------          -------------
Increase (Decrease) in Net Assets from Share Transactions                             (231,363)               990,671
                                                                                --------------          -------------
Total Increase (Decrease) in Net Assets                                               (231,350)               990,669
NET ASSETS:
   Beginning of Period                                                               1,521,777                531,108
                                                                                --------------          -------------
   End of Period                                                                $    1,290,427          $   1,521,777
                                                                                ==============          =============




   THE ACCOMPANYING  NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS                                                                                        AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2002 (UNAUDITED) AND YEARS ENDED OCTOBER 31,
---------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                        RATIO
                                                                                                                        OF NET
                                                                                               RATIO       RATIO      INVESTMENT
                        NET                DISTRI-     NET               NET                   OF NET   OF EXPENSES     INCOME
                       ASSET               BUTIONS    ASSET             ASSETS      RATIO    INVESTMENT  TO AVERAGE   TO AVERAGE
                       VALUE      NET      FROM NET   VALUE             END OF   OF EXPENSES   INCOME    NET ASSETS   NET ASSETS
                     BEGINNING INVESTMENT INVESTMENT  END OF   TOTAL    PERIOD    TO AVERAGE  TO AVERAGE (EXCLUDING   (EXCLUDING
                     OF PERIOD   INCOME     INCOME    PERIOD  RETURN+    (000)    NET ASSETS  NET ASSETS   WAIVERS)     WAIVERS)
                     --------- ---------- ---------- -------- -------  --------- ------------ ---------- ----------   -----------
----------------------
AIG MONEY MARKET FUND
-----------------------

   CLASS A
     2002*             $1.00    $0.01     $(0.01)    $1.00     0.88% $1,113,786      0.22%       1.78%      0.32%       1.68%
     2001               1.00     0.05      (0.05)     1.00     4.70   1,367,925      0.22        4.38       0.32        4.28
     2000               1.00     0.06      (0.06)     1.00     6.11     441,711      0.25        5.92       0.35        5.82
     1999               1.00     0.05      (0.05)     1.00     4.94     548,019      0.26        4.83       0.36        4.73
     1998               1.00     0.05      (0.05)     1.00     5.49     251,090      0.26        5.37       0.36        5.27
     1997               1.00     0.05      (0.05)     1.00     5.41     329,125      0.27        5.30       0.39        5.18
   CLASS B
     2002*             $1.00    $0.01     $(0.01)    $1.00     0.71% $  176,641      0.57%       1.43%      0.67%       1.33%
     2001               1.00     0.04      (0.04)     1.00     4.34     153,852      0.57        4.18       0.67        4.08
     2000               1.00     0.06      (0.06)     1.00     5.74      89,397      0.60        5.53       0.70        5.43
     1999               1.00     0.05      (0.05)     1.00     4.58     103,570      0.61        4.46       0.71        4.36
     1998               1.00     0.05      (0.05)     1.00     5.12     155,078      0.62        5.00       0.72        4.90
     1997               1.00     0.05      (0.05)     1.00     5.04     108,754      0.63        4.93       0.74        4.82

** For the six-month period ended April 30, 2002. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized.
Note (unaudited):  The 7-day current and effective annualized yields as of April 30, 2002 are: Class A shares 1.70% and 1.72%, respectively and Class B shares 1.35% and 1.36%, respectively. Most current yield information may be obtained by calling
1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on fund distributions that the shareholder may be required to pay based on his/her tax bracket.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eighteen portfolios. The financial statements herein are those of one such fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as
         amended.   Accordingly,  no  provision  for  Federal  income  taxes  is required.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         NET ASSET VALUE PER SHARE -- The net asset value per share of each class of the Fund is calculated on each business day by dividing the total value of assets attributable to such class, less liabilities, by the number of shares of such class outstanding.

         REPURCHASE   AGREEMENTS  --  Securities   pledged  as  collateral   for
         repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Advisor ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

         DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

         USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of
         Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/ or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services, the Distributor received $72,479 for the six month period ended April 30, 2002.

4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the average daily net assets from $500 million up to and including $1 billion; and 0.04% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

     The Trust and the Administrator entered into an agreement dated May 19, 2000 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $41,718 of Administration fees for the six month period ended April 30, 2002.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc.(the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by 0.10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the average daily net assets of Class A and not more than 0.75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2002 is as follows:

                         S & P                   MOODY'S
                   ----------------         ----------------
                   A1 +      75.9%          P1      100.0%
                   A1        24.1           NR         --
                            ------                  ------
                            100.0%                  100.0%
                            =====                   ======

--------------------------------------------------------------------------------

NOTES

NOTES

--------------------------------------------------------------------------------

    INVESTMENT ADVISOR:
    AIG CAPITAL MANAGEMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270


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